Earnings (Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings (Losses) Per Share [Abstract]
Schedule of Basic and Diluted Earnings (Losses) Per Share

The following table sets forth the computation of basic and diluted earnings (losses) per share:

	Year Ended December 31,
	2024	2023	2022
Numerator for basic and diluted earnings (losses) per share:

Net loss	$(16,800)	$(64,351)	$(79,065)

Weighted average ordinary shares outstanding:

Denominator for basic losses per share	47,482,820	49,160,266	49,791,659
Effect of dilutive securities:
Employee share options, RSUs, PSUs and Warrants	-	-	-

Denominator for diluted losses per share	47,482,820	49,160,266	49,791,659

Basic losses per share	$(0.35)	$(1.31)	$(1.59)

Diluted losses per share	$(0.35)	$(1.31)	$(1.59)